Financial risk review - Change from Allowance for Credit Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Credit risk
Net effect of changes in allowance for expected credit losses	$ 17,017	$ 8,906	$ (2,551)
Financial instruments that have been derecognized during the year	(22,956)	(16,770)	(16,873)
New instruments originated or purchased	33,402	27,385	21,752
Total	27,463	19,521	2,328
At amortized cost
Credit risk
Net effect of changes in allowance for expected credit losses	1,741	4,897	(20)
Financial instruments that have been derecognized during the year	(1,292)	(420)	(193)
New instruments originated or purchased	238	1,684	1,508
Total	687	6,161	1,295
Securities at amortized cost
Credit risk
Net effect of changes in allowance for expected credit losses	0	0	0
Financial instruments that have been derecognized during the year	(11)	(16)	(17)
New instruments originated or purchased	2	0	0
Total	(9)	(16)	(17)
Loans at amortized cost
Credit risk
Net effect of changes in allowance for expected credit losses	15,313	4,208	(2,477)
Financial instruments that have been derecognized during the year	(18,829)	(13,217)	(14,715)
New instruments originated or purchased	28,870	22,560	17,343
Total	25,354	13,551	151
Loan commitments and financial guarantee contracts
Credit risk
Net effect of changes in allowance for expected credit losses	(37)	(199)	(54)
Financial instruments that have been derecognized during the year	(2,824)	(3,117)	(1,948)
New instruments originated or purchased	4,292	3,141	2,901
Total	$ 1,431	$ (175)	$ 899